First Eagle Tactical Municipal Opportunities Fund
Schedule of Investments
March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Municipal Bonds - 115.5%
Arizona 2.6%
Arizona Industrial Development Authority,
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A,
6.75%, 03/01/2065 (a)	1,600,000	1,616,802

Arkansas 0.4%
Arkansas Development Finance Authority,
Revenue, Series 2026 A,
6.75%, 07/01/2061 (a)	250,000	246,928

California 6.4%
California Infrastructure & Economic Development Bank,
Desertxpress Enterprises LLC, Revenue, AMT, Refunding, Series 2025 B,
12.00%, 11/02/2026 (a)(b)(c)(d)	2,685,000	1,423,050
California Public Finance Authority,
Fontana Jurupa Hills Project Area, Tax Allocation, Third Tier, Series 2025 C,
12.00%, 09/01/2033 (a)	185,000	74,895
QSH/LB LLC, Revenue, Senior Lien, Series 2025 A,
6.63%, 06/01/2065 (a)	1,000,000	1,027,367
City of Los Angeles Department of Airports,
Revenue, AMT, Refunding, Series 2025A,
5.00%, 05/15/2055 (e)	1,000,000	1,006,104
San Francisco City & County Airport Comm-San Francisco International Airport,
Revenue, Second Series, AMT, Series 2019 E,
5.00%, 05/01/2050 (e)	500,000	500,541
		4,031,957
Colorado 3.6%
Flying Horse North Metropolitan District No. 5,
GO, Series 2026 A,
0.00%, 12/01/2055 (f)	500,000	366,243
Foster Farm Business Improvement District,
GO, Series 2025 A,
0.00%, 12/01/2055 (a)(f)	2,800,000	1,913,390
		2,279,633
District of Columbia 3.2%
Metropolitan Washington Airports Authority Aviation,
Revenue, AMT, Refunding, Series 2025A,
5.00%, 10/01/2050 (e)	1,000,000	1,007,821
Aviation, Revenue, AMT, Refunding, Series 2019 A,
5.00%, 10/01/2049 (g)	1,000,000	1,003,334
		2,011,155
Florida 9.8%
Capital Projects Finance Authority,
PRG - UnionWest Properties LLC, Revenue, Series 2024 B,
0.00%, 06/01/2062 (a)(f)	2,000,000	168,530
Capital Trust Authority,
QSH/St Augustine LLC, Revenue, Series 2026 A,
8.50%, 07/01/2057 (a)	500,000	497,286
Florida Development Finance Corp.,
AAF Operations Holdings LLC, Revenue, AMT, Refunding, Series 2024,
12.00%, 07/15/2028 (a)(b)(c)	1,575,000	551,250
Brightline Florida Holdings LLC, Revenue, AMT, Series 2025 B,
10.00%, 06/15/2026 (a)(b)(c)	600,000	414,000
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024,
5.50%, 07/01/2053	505,000	376,225
Florida Local Government Finance Commission,
Life Care ET, Inc., Revenue, Series 2025 A,
0.00%, 12/01/2030 (a)(f)	1,250,000	1,280,789
Ponte Vedra Pine Co. LLC Obligated Group, Revenue, Series 2025 A,
6.88%, 11/15/2064 (a)	500,000	518,227
Sanctuary At Village On The Isle LLC (The), Revenue, Series 2025 A,
0.00%, 12/22/2030 (a)(f)	1,250,000	1,282,720
Greater Orlando Aviation Authority,
Revenue, AMT, Series 2024,
5.25%, 10/01/2048 (e)	1,000,000	1,035,311
		6,124,338

See Notes to Schedule of Investments.
(Continued)

First Eagle Tactical Municipal Opportunities Fund
Schedule of Investments
March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Georgia 1.9%
Georgia Housing & Finance Authority,
Revenue, GNMA Insured, Series 2025 G,
4.90%, 12/01/2050 (e)	700,000	700,755
Savannah Georgia Convention Center Authority,
Revenue, Series 2025 B,
6.25%, 06/01/2061 (a)	500,000	494,247
		1,195,002
Illinois 1.5%
City of Galesburg,
Knox College, Revenue, Refunding, Series 2021 A,
4.00%, 10/01/2046	675,000	504,245
Illinois Finance Authority,
Benedictine University, Revenue, Refunding, Series 2017,
5.00%, 10/01/2038	25,000	22,395
Roosevelt University, Revenue, Refunding, Series 2018 A,
6.13%, 04/01/2058 (a)	400,000	386,595
		913,235
Indiana 1.6%
City of Valparaiso,
Lutheran University Association, Inc. (The), Revenue, Series 2025 A,
6.25%, 10/01/2050 (a)	500,000	496,009
Indiana Finance Authority, Avondale Meadows Academy, Revenue, Refunding, Series 2017,
5.38%, 07/01/2047	500,000	432,243
Lutheran University Association, Inc. (The), Revenue, Series 2014,
4.00%, 10/01/2044	45,000	33,671
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017,
3.25%, 10/01/2033	10,000	8,481
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017,
3.50%, 10/01/2037	45,000	36,172
		1,006,576
Kansas 1.9%
City of Wichita,
Larksfield Place Retirement Communities, Inc., Revenue, Series VII 2025 A,
6.75%, 06/01/2060	500,000	507,739
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2018 I,
4.63%, 05/15/2041	75,000	68,638
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2019 III,
5.00%, 05/15/2050	5,000	4,198
Wyandotte County-Kansas City Unified Government, Wyandotte County-Kansas City Unified Government Sales Tax, Revenue, Series 2015 A,
5.75%, 09/01/2032	650,000	622,360
		1,202,935
Louisiana 0.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, Provident Group - ULM Properties LLC, Revenue, Series 2019 A,
5.00%, 07/01/2054 (a)	270,000	218,490

Maryland 4.0%
Montgomery County Housing Opportunities Commission, Revenue, Series 2026 A,
5.00%, 07/01/2066 (e)	1,000,000	996,267
Revenue, FHA Insured, Series 2026 A,
5.15%, 01/01/2071 (e)	1,500,000	1,512,155
		2,508,422

See Notes to Schedule of Investments.
(Continued)

First Eagle Tactical Municipal Opportunities Fund
Schedule of Investments
March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Massachusetts 4.0%
Massachusetts Bay Transportation Authority,
Sales Tax, Revenue, Series 2025 B,
5.00%, 07/01/2055 (e)	1,000,000	1,024,916
Massachusetts Development Finance Agency,
Care Communities LLC Obligated Group, Revenue, Series 2025 A-1,
6.50%, 07/15/2060 (a)	1,500,000	1,457,500
		2,482,416
Michigan 1.2%
Grand Rapids Economic Development Corp.,
Michigan Christian Home Obligated Group, Revenue, Refunding, Series 2025 A,
6.13%, 11/01/2060	500,000	491,767
Michigan State Housing Development Authority,
Revenue, Series 2025 C,
5.10%, 06/01/2056 (e)	250,000	252,808
		744,575
Missouri 3.0%
County of Boone,
Boone County Hospital, Revenue, Refunding, Series 2016,
3.00%, 08/01/2032	135,000	106,861
Boone County Hospital, Revenue, Refunding, Series 2016,
3.00%, 08/01/2034	35,000	25,918
Boone County Hospital, Revenue, Refunding, Series 2016,
4.00%, 08/01/2038	1,320,000	986,421
Health & Educational Facilities Authority of the State of Missouri,
Bsds, Inc., Revenue, Series 2026,
6.50%, 06/01/2056 (a)	750,000	732,368
		1,851,568
Montana 0.8%
Montana Facility Finance Authority,
Montana Children's Home and Hospital, Revenue, Series 2020 A,
4.00%, 07/01/2050	740,000	516,552

Nevada 0.3%
State of Nevada Department of Business & Industry,
DesertXpress Enterprises LLC, Revenue, AMT, Series 2025 B,
12.00%, 11/02/2026 (a)(b)(c)(d)	365,000	193,450

New Hampshire 3.0%
New Hampshire Business Finance Authority,
Revenue, Series 2024,
0.00%, 12/01/2034 (a)(h)	600,000	325,590
Revenue, Series 2026,
0.00%, 12/01/2040 (a)(h)	3,000,000	1,024,515
Moonlight Bend Municipal Utility District, Revenue, Series 2025,
0.00%, 12/01/2035 (a)(h)	1,000,000	513,166
		1,863,271
New Jersey 4.2%
New Jersey Economic Development Authority,
Kintock Group Obligated Group, Revenue, Refunding, Series 2017 A,
7.00%, 09/01/2047 (a)	625,000	632,747
New Jersey Educational Facilities Authority,
Georgian Court University A New Jersey Non Profit Corp., Revenue, Series 2017 G,
3.75%, 07/01/2037	35,000	28,838
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F,
3.25%, 07/01/2030	20,000	17,762
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F,
5.00%, 07/01/2047	1,525,000	1,162,509
New Jersey Transportation Trust Fund Authority,
State of New Jersey, Revenue, Series 2025 AA,
5.00%, 06/15/2055 (e)	750,000	763,860
		2,605,716

See Notes to Schedule of Investments.
(Continued)

First Eagle Tactical Municipal Opportunities Fund
Schedule of Investments
March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York 7.7%
New York Counties Tobacco Trust IV,
Revenue, Series 2005 A,
5.00%, 06/01/2045	2,000,000	1,534,061
New York State Housing Finance Agency,
Revenue, Series 2025 D-1,
5.00%, 05/01/2069 (e)	1,245,000	1,235,954
Onondaga Civic Development Corp.,
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A,
5.38%, 08/01/2054	625,000	567,565
Rockland County Economic Assistance Corp.,
Bon Secours Health System, Inc. Obligated Group, Revenue, Series 2025,
7.50%, 11/01/2055	500,000	525,795
Westchester County Healthcare Corp.,
Westchester County Health Care Corp. Obligated Group, Revenue, Senior Lien, Series 2010 B,
6.13%, 11/01/2037	5,000	4,997
Westchester County Local Development Corp.,
QSH/Tarrytown LLC, Revenue, Senior Lien, Series 2026 A,
6.38%, 12/01/2055 (a)	290,000	293,679
QSH/Tarrytown LLC, Revenue, Senior Lien, Series 2026 A,
6.50%, 12/01/2065 (a)	665,000	674,867
		4,836,918
North Carolina 1.8%
North Carolina Medical Care Commission,
ASHF HoldCo 1 LLC Obligated Group, Revenue, Series 2026 A,
7.00%, 11/01/2055 (a)	1,140,000	1,145,953

Ohio 5.3%
Buckeye Tobacco Settlement Financing Authority,
Revenue, Senior Lien, Refunding, Series 2020 B-3, Class 2,
0.00%, 06/01/2057 (h)	16,000,000	1,166,723
City of Lakewood,
GO,
4.00%, 04/09/2026	500,000	500,129
County of Lucas,
Genacross Lutheran Services Obligated Group, Revenue, Refunding, Series 2025,
6.75%, 11/01/2030 (b)(c)	1,000,000	998,031
County of Washington,
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022,
6.75%, 12/01/2052	655,000	668,660
		3,333,543
Oklahoma 0.2%
Norman Regional Hospital Authority,
Norman Regional Hospital Authority Obligated Group, Revenue, Series 2019,
3.25%, 09/01/2038	100,000	68,078
Obligated Group, Revenue, Refunding, Series 2016,
4.00%, 09/01/2037	5,000	3,408
Obligated Group, Revenue, Series 2019,
3.25%, 09/01/2039	35,000	23,806
		95,292

See Notes to Schedule of Investments.
(Continued)

First Eagle Tactical Municipal Opportunities Fund
Schedule of Investments
March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Oregon 5.2%
City of Redmond,
GO, AMT, Series 2025 A,
5.50%, 06/01/2052 (e)	1,000,000	1,039,111
Oregon State Facilities Authority,
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A-1,
7.25%, 03/01/2060 (a)	2,000,000	2,136,010
Yamhill County Hospital Authority,
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A,
5.00%, 11/15/2051	75,000	63,900
		3,239,021
Pennsylvania 9.5%
Berks County Industrial Development Authority,
Tower Health Obligated Group, Revenue, Refunding, Series 2017,
4.00%, 11/01/2031	90,000	68,575
Tower Health Obligated Group, Revenue, Refunding, Series 2017,
4.00%, 11/01/2032	10,000	7,546
Tower Health Obligated Group, Revenue, Refunding, Series 2017,
3.75%, 11/01/2042	555,000	352,357
Berks County Municipal Authority (The),
Tower Health Obligated Group, Revenue, Series 2012 A,
5.00%, 11/01/2044	175,000	134,399
Tower Health Obligated Group, Revenue, Series 2024 B-1,
0.00%, 06/30/2044 (f)	2,386,000	1,755,128
DuBois Hospital Authority,
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018,
4.00%, 07/15/2048	55,000	41,646
Pennsylvania Economic Development Financing Authority,
Noble Environmental, Inc., Revenue, AMT, Series 2025,
6.88%, 09/01/2047 (a)	1,000,000	1,044,686
Pennsylvania Housing Finance Agency,
Revenue, Series 2025-149A,
5.15%, 10/01/2050 (e)	1,500,000	1,521,886
Revenue, Refunding, Series 2025-150A,
5.25%, 10/01/2052 (e)	1,000,000	1,014,571
		5,940,794
Puerto Rico 0.6%
Children's Trust Fund,
Revenue, Series 2008 B,
0.00%, 05/15/2057 (h)	12,695,000	373,263

Rhode Island 2.5%
Rhode Island Health and Educational Building Corp.,
Chartercare Health of Rhode Island Obligated Group, Revenue,
9.25%, 10/01/2056	1,500,000	1,549,205

South Carolina 2.2%
South Carolina Jobs-Economic Development Authority,
Connexion Communities Obligated Group, Revenue, Series 2025 A1,
6.75%, 10/15/2060 (a)	1,000,000	1,007,555
Libertas Academy Woodruff, Revenue, Series 2025 A,
7.25%, 08/15/2065 (a)	350,000	360,471
		1,368,026
Tennessee 3.9%
Metropolitan Nashville Airport Authority (The),
Revenue, AMT, Series 2026 B,
5.50%, 07/01/2056 (g)	1,200,000	1,253,898
Shelby County Health Educational & Housing Facilities Board,
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A,
5.38%, 09/01/2041	450,000	403,159
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A,
4.25%, 09/01/2037 (a)	25,000	20,621
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A,
5.00%, 09/01/2037 (a)	900,000	796,307
		2,473,985

See Notes to Schedule of Investments.
(Continued)

First Eagle Tactical Municipal Opportunities Fund
Schedule of Investments
March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Texas 8.4%
City of Pilot Point,
Maverick Farms Public Improvement District Major Improvement Area, Special Assessment, Series 2026,
7.00%, 09/15/2056 (i)	1,265,000	1,239,796
New Hope Cultural Education Facilities Finance Corp.,
Sanctuary LTC LLC, Revenue, Series 2021 A-1,
5.50%, 01/01/2057	500,000	452,685
SLF CHP LLC, Revenue, Series 2025 A,
6.50%, 07/01/2056 (a)	1,600,000	1,560,302
Texas Water Development Board,
State Revolving Fund, Revenue, Series 2025,
4.80%, 10/15/2056 (e)	1,000,000	994,627
Tom Green County Cultural Education Facilities Finance Corp.,
TLC Academy, Revenue, Series 2013 A,
7.15%, 08/15/2043	1,000,000	1,000,254
		5,247,664
Utah 3.3%
County of Utah,
IHC Health Services, Inc. Obligated Group, Revenue, Series 2018 C,
2.65%, 04/01/2026 (c)(j)	990,000	990,000
Point Phase 1 Public Infrastructure District No. 1,
Revenue, Series 2025 B,
8.50%, 03/15/2055	500,000	503,932
Utah Charter School Finance Authority,
Revenue, Series 2018 A,
5.88%, 10/15/2028 (a)(b)(c)	570,000	545,123
		2,039,055
Washington 1.1%
Washington State Housing Finance Commission,
Provident Group - SH II Properties LLC, Revenue, Series 2025 B,
7.00%, 07/01/2064 (a)	700,000	719,462

Wisconsin 10.1%
Public Finance Authority,
AMCP Franklin LLC, Revenue, Senior Lien, Series 2025 A-1,
6.75%, 12/01/2060 (a)	500,000	505,164
Dreamhouse 'Ewa Beach Public Charter School, Revenue, Refunding, Series 2025 A,
7.38%, 06/15/2060 (a)	2,100,000	2,064,622
Liberty Classical Schools Educational Services, Inc., Revenue, Series 2025 A,
7.00%, 06/15/2065 (a)	500,000	499,844
QCF Behavioral Hospitals I Obligated Group, Revenue, Series 2024 B,
0.00%, 07/01/2064 (a)(h)	16,500,000	189,367
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 D,
7.00%, 06/16/2030 (a)	700,000	697,178
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2026 A,
7.00%, 01/26/2031 (a)	172,116	169,598
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 B,
7.00%, 06/05/2030 (a)	700,000	697,311
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 E,
7.00%, 09/30/2030 (a)	201,758	200,689
WVC, Revenue, Series 2025 A,
6.75%, 12/01/2065 (a)	1,250,000	1,272,654
		6,296,427
Total Municipal Bonds (Cost $72,984,942)		72,271,629

Investments	Number of Warrants	Value ($)
Warrants - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Bl Train Holdings West LLC, expiring 12/1/2035*‡
(Cost $–)	6,606	—

See Notes to Schedule of Investments.
(Continued)

First Eagle Tactical Municipal Opportunities Fund
Schedule of Investments
March 31, 2026 (unaudited)

Investments	Shares	Value ($)
Short-Term Investments - 0.0%(k)
Investment Companies - 0.0%(k)
JP Morgan U.S. Government Money Market Fund, Capital Shares 3.61% (l)
(Cost $28,629)	28,629	28,629

Total Investments - 115.5% (Cost $73,013,571)		72,300,258
Floating Rate Note Obligations - (21.3%)(m)		(13,315,000)
Other assets less liabilities - 5.8%		3,627,933
Net Assets - 100.0%		62,613,191

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at March 31, 2026 amounted to $34,091,374, which represents approximately 54.45% of net assets of the Fund.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.
(c)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on March 31, 2026.
(d)	Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at March 31, 2026 amounted to $1,616,500, which represents approximately 2.58% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
California Infrastructure & Economic Development Bank	11/26/25 - 12/12/25	$2,203,913	$53.00
State of Nevada Department of Business & Industry	11/26/25	365,000	53.00
		$2,568,913

(e)	All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash. The TOB trust is a non-recourse trust.
(f)	Zero coupon bond until next reset date.
(g)	All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash. The TOB trust is a recourse trust. The inverse floaters are pledged as collateral. As of the end of the reporting period, the aggregate value of these inverse floaters pledged is $497,232.
(h)	Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.
(i)	When-issued security.
(j)	Variable rate demand notes "VRDNs" are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
(k)	Represents less than 0.05% of net assets.
(l)	Represents 7-day effective yield as of March 31, 2026.
(m)	Face value of Floating Rate Notes issued in TOB transactions.

See Notes to Schedule of Investments.
(Continued)

First Eagle Tactical Municipal Opportunities Fund
Schedule of Investments
March 31, 2026 (unaudited)

Abbreviations
AMT	Alternative Minimum Tax
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
GO	General Obligation

See Notes to Schedule of Investments.
(Continued)

First Eagle Tactical Municipal Opportunities Fund
Schedule of Investments
March 31, 2026 (unaudited)

Percent of Net
Industry Diversification for Portfolio Holdings	Assets
Assisted Living	17.4%
Hospital	13.7
Continuing Care Retirement Community	11.2
Airport	9.3
Charter School	9.0
State Single-Family Housing	7.5
Tobacco Master Settlement Agreement	4.9
Local Multi-Family Housing	4.8
Special Assessment Financing	4.8
Higher Education	4.3
Economic/Industrial Development	3.4
General Obligation District (Other)	3.1
Sales & Excise Tax	2.6
General Obligation	2.5
General Revenue Tax-Guaranteed	2.5
Public Transportation	2.1
Not-For-Profit Human Service Provider	2.0
Student Housing	1.8
Solid Waste	1.7
Water & Sewer	1.6
Appropriation	1.2
Correctional Facility	1.0
Miscellaneous Tax	0.8
Nursing Home	0.7
Metro Development District	0.6
Loan Pool	0.5
Private/Religious School	0.4
Tax Increment Financing	0.1
Other	0.0
Short-Term Investments	0.0 *
Total Investments	115.5%

*       Less than 0.05%

See Notes to Schedule of Investments.
(Continued)

Notes to Schedule of Investments (unaudited)

Note 1 — Organization

First Eagle Tactical Municipal Opportunities Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that continuously offers its shares of beneficial interest (the “Common Shares”), and is operated as an “interval fund.” The Fund was organized as a Delaware statutory trust on December 23, 2024, pursuant to a Declaration of Trust governed by the laws of the State of Delaware, as amended and restated by the Amended and Restated Declaration of Trust, dated as of April 3, 2025.

The Fund’s primary investment objective is to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal personal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories that pay interest that is exempt from regular federal personal income tax and may include all types of municipal bonds that pay interest that is exempt from regular federal personal income tax. The Fund may invest without limit in securities that generate income taxable to those shareholders subject to the federal alternative minimum tax.

The fund currently offers six classes to Common Shares: Class A-1 Shares, Class A-2 Shares, Class A-3 Shares, Class A-4 Shares, Class I Shares and Class W Shares. Class A-1 Shares, Class A-2 Shares, Class A-3 Shares, Class A-4 Shares and Class W Shares are offered starting April 30, 2026. The Fund has been granted exemptive relief (the “Exemptive Relief”) from the Securities and Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. The Fund may offer additional classes of shares in the future.

First Eagle Investment Management, LLC (the “Adviser”) is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”). A controlling interest in First Eagle Holdings is owned by funds managed by Genstar Capital, LLC.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards (the “FASB”) Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)	Investment Valuation — The Fund’s net asset value (“NAV”) per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Fund computes its NAV per share as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading.

The Fund’s securities are valued by various methods, as described below:

Portfolio securities and other assets for which market quotes are readily available are valued at market value.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 PM EST), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable instruments and the various relationships between instruments in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique features of the instrument in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. First Eagle Management’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models, and assumptions for its evaluated prices.

Inverse Floaters are evaluated using a third party model that takes into account the evaluated price of the underlying bond, leverage factors, gain share and floating rate levels.

Investment companies, including money market funds, are valued at their net asset value.

If a price is not available from an independent pricing service or broker, or if the price provided is believed to be unreliable, the security will be fair valued as described below. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. Fair value methods may include, but are not limited to, the use of market comparable and/or income approach methodologies. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value.

These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities;

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

Level 3 — Other significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Fair valuation of securities, other financial instruments or other assets (collectively, “securities”) held by the Fund are determined in good faith by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees (the “Board”). The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the execution of the valuation procedures for the Fund. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser the “valuation designee” to perform the Fund’s fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2026:

First Eagle Tactical Municipal Opportunities Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Municipal Bonds	$—	$72,271,629	$—		$72,271,629
Warrants	—	—	—	^	—
Short-Term Investments	28,629	—	—		28,629
Total	$28,629	$72,271,629	$—		$72,300,258

† See Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

^ Fair value represents zero.

b)	Tender Option Bonds — Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowings) to generate leverage for the Fund. Such instruments are created by a special purpose trust (a “TOB Trust”) that holds long-term fixed rate bonds sold to it by the Fund (the “underlying security”), and issues two classes of beneficial interests: short-term floating rate interests (“Floaters”), which are sold to other investors, and Inverse Floaters, which are purchased by the Fund. The Fund also may purchase Floaters issued by a TOB Trust. The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short-term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters that cannot be remarketed. The Fund, as holder of the Inverse Floaters, is paid the residual cash flow from the underlying security. Accordingly, the Inverse Floaters provide the Fund with leveraged exposure to the underlying security. When short-term interest rates rise or fall, the interest payable on the Floaters issued by a TOB Trust will, respectively, rise or fall, leaving less or more, respectively, residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Thus, as short-term interest rates rise, Inverse Floaters produce less income for the Fund, and as short-term interest rates decline, Inverse Floaters produce more income for the Fund. The price of Inverse Floaters is expected to decline when interest rates rise and increase when interest rates decline, in either case generally more so than the price of a bond with a similar maturity, because of the effect of leverage. As a result, the price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust is structured to provide the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Upon the occurrence of certain adverse events (including a credit ratings downgrade of the underlying security or a substantial decrease in the market value of the underlying security), a TOB Trust may be collapsed by the remarketing agent or liquidity provider and the underlying security liquidated, and the Fund could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be contractually required to pay the shortfall, if any, between the liquidation value of the underlying security and the principal amount of the Floaters. Consequently, in a rising interest rate environment, the Fund’s investments in Inverse Floaters could negatively impact the Fund’s performance and yield, especially when those Inverse Floaters provide the Fund with relatively greater leveraged exposure to the underlying securities held by the relevant TOB Trusts.

The Fund may invest in Inverse Floaters on a non-recourse or recourse basis. If the Fund invests in an Inverse Floater on a recourse basis, the Fund will be required to reimburse the liquidity provider of a TOB Trust for any shortfall between the liquidation value of the underlying security and the principal amount of the Floaters in the event the Floaters cannot be successfully remarketed and the Fund could suffer losses in excess of the amount of its investment in the Inverse Floater.

As of March 31, 2026, the aggregate value of Floaters issued by the Fund’s TOB Trusts was as follows:

Floating Rate Obligations:
First Eagle Tactical Municipal Opportunities Fund	$13,315,000

For the period ended March 31, 2026, the average amount of Floaters outstanding and the average annual interest rates and fees related to Floating Rate Obligations, were as follows:

	Average Floating Rate Obligations Outstanding	Average Annual Interest Rate and Fees
First Eagle Tactical Municipal Opportunities Fund	$12,038,111	2.53%

c)	Derivative Transactions — Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions (as defined below). Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board. Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, the Fund relies on the Limited Derivatives User Exception.

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and nonstandard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.